Cover	Aug. 25, 2021
Entity Addresses [Line Items]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Amendment No. 1 (the “Amended Filing”) to the Current Report on Form 8-K for The Parking REIT, Inc. (the “Company”) dated August 25, 2021, filed with the Securities and Exchange Commission on August 31, 2021 (the “Original Filing”), is being filed to update the number of Issued OP Units and report the appointment of the New Directors to the standing committees of the Company’s Board of Directors (the “Board”). Capitalized terms used but not defined herein have the meaning ascribed thereto in the Original Filing.
Document Period End Date	Aug. 25, 2021
Entity File Number	000-55760
Entity Registrant Name	PARKING REIT, INC.
Entity Central Index Key	0001642985
Entity Tax Identification Number	47-3945882
Entity Incorporation, State or Country Code	MD
Entity Address, Address Line One	250 E. 5th Street
Entity Address, Address Line Two	Suite 2110
Entity Address, City or Town	Cincinnati
Entity Address, State or Province	OH
Entity Address, Postal Zip Code	45202
City Area Code	(513)
Local Phone Number	834-5110
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Former Address [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	9130 W. Post Rd.
Entity Address, Address Line Two	Suite 200
Entity Address, City or Town	Las Vegas
Entity Address, State or Province	NV
Entity Address, Postal Zip Code	89148